                    LETTERHEAD OF MUTUAL OF OMAHA COMPANIES



September 1, 2000


Dear Policy Owner;

We are pleased to provide you with semiannual financial reports from the fund companies you were invested in on June 30, 2000 for your Ultrannuity Series I variable annuity policy.

The reports detail the present financial condition and overall performances of all the various fund families, so we encourage you to review yours carefully. This information will help you plan future asset allocations as your needs and lifestyle change.

The following three fund companies offer subaccounts in the Ultrannuity Series I variable annuity:

     .  Fidelity Investments
     .  Scudder Kemper Investments, Inc.
     .  T. Rowe Price

If you wish to make additional investments, simply contact your registered representative. And if you have any questions concerning your policy, please call our Variable Product Services at 1-800-494-0067.

Again, thank you for choosing Companion Life Insurance Company. It is a pleasure to serve you.

Sincerely,

/s/ Kathleen Rechis

Kathleen Rechis
Vice President, Sales and Marketing
Companion Life Insurance Company

The following documents accompanied this letter to policyowners and are hereby incorporated by reference:

1. The semi-annual reports of the Fidelity Variable Insurance Products Fund II, dated June 30, 2000, that were filed with the Commission on August 24, 2000 (File No. 811-05511).

2. The semi-annual report of the Scudder Variable Life Investment Fund, dated June 30, 2000, that was filed with the Commission on August 22, 2000 (File No. 811-04257).

3. The semi-annual reports of T. Rowe Price Equity Income Portfolio, New America Growth Portfolio and T. Rowe Price Personal Strategy Balanced Portfolio, dated June 30, 2000, that were filed with the Commission on August 18, 2000 (File No. 811-07143).

4. The semi-annual report of T. Rowe Price Limited Term Bond Portfolio, dated June 30, 2000, that was filed with the Commission on August 18, 2000 (File No. 811-07153).

5. The semi-annual report of T. Rowe Price International Stock Portfolio, dated June 30, 2000, that was filed with the Commission on August 18, 2000 (File No. 811-07145).

                    LETTERHEAD OF MUTUAL OF OMAHA COMPANIES


September 1, 2000


Dear Policy Owner;

We are pleased to provide you with semiannual financial reports from the fund companies you were invested in on June 30, 2000 for your Ultrannuity Series V variable annuity policy.

The reports detail the present financial condition and overall performances of all the various fund families, so we encourage you to review yours carefully. This information along with the advice of your registered representative will help you plan future asset allocations as your needs and lifestyle change.

The following nine fund companies offer subaccounts in the Ultrannuity Series V variable annuity:

 .  Fred Alger Management
 .  Federated Investors
 .  Fidelity Investments
 .  Massachusetts Financial Services (MFS)
 .  Universal Institutional Funds, Inc
 .  Scudder Kemper Investments, Inc.
 .  T. Rowe Price
 .  Pioneer
 .  Deutsche Bank

If you wish to make additional investments, simply contact your registered representative. And if you have any questions concerning your policy, please call our Variable Product Services at 1-800-238-9354.

Again, thank you for choosing United of Omaha Life Insurance Company. It is a pleasure to serve you.

Sincerely,

/s/ Christine Buggy

Christine Buggy
First Vice President, Marketing Support Services
United of Omaha Life Insurance Company

The following documents accompanied this letter to policyowners and are hereby incorporated by reference:

1. The semi-annual reports of The Alger American Fund, dated June 30, 2000, that were filed with the Securities and Exchange Commission (the "Commission") on August 29, 2000 (File No. 811-05550).

2. The semi-annual reports of the Federated Insurance Series, dated June 30, 2000, that were filed with the Commission on August 21, 2000 (File No. 811-08042).

3. The semi-annual reports of the Fidelity Variable Insurance Products Fund II, dated June 30, 2000, that were filed with the Commission on August 24, 2000 (File No. 811-05511).

4. The semi-annual reports of the MFS Variable Insurance Trust, dated June 30, 2000, that were filed with the Commission on August 11, 2000 (File No. 811-08326).

5. The semi-annual reports of The Universal Institutional Funds, Inc., dated June 30, 2000, that were filed with the Commission on September 1, 2000 (File No. 811-07607).

6. The semi-annual report of the Scudder Variable Life Investment Fund, dated June 30, 2000, that was filed with the Commission on August 22, 2000 (File No. 811-04257).

7. The semi-annual reports of T. Rowe Price Equity Income Portfolio, New America Growth Portfolio and T. Rowe Price Personal Strategy Balanced Portfolio, dated June 30, 2000, that were filed with the Commission on August 18, 2000 (File No. 811-07143).

8. The semi-annual report of T. Rowe Price Limited Term Bond Portfolio, dated June 30, 2000, that was filed with the Commission on August 18, 2000 (File No. 811-07153).

9. The semi-annual report of T. Rowe Price International Stock Portfolio, dated June 30, 2000, that was filed with the Commission on August 18, 2000 (File No. 811-07145).

10. The semi-annual report of Pioneer Variable Contracts Trust, dated June 30, 2000, that was filed with the Commission on August 23, 2000 (File No. 811-08786).

11. The semi-annual reports of Deutsche Asset Management, dated June 30, 2000, that were filed with the Commission on August 18, 2000 (File No. 811-07507).

                    LETTERHEAD OF MUTUAL OF OMAHA COMPANIES



September 1, 2000


Dear Policy Owner;

We are pleased to provide you with semiannual financial reports from the fund companies you were invested in on June 30, 2000 for your Ultra-Access surrender charge free variable annuity policy.

The reports detail the present financial condition and overall performances of all the various fund families, so we encourage you to review yours carefully. This information along with the advice of your registered representative will help you plan future asset allocations as your needs and lifestyle change.

The following nine fund companies offer subaccounts in the Ultra-Access surrender charge free variable annuity policy:

 .  Fred Alger Management
 .  Federated Investors
 .  Fidelity Investments
 .  Massachusetts Financial Services (MFS)
 .  Universal Institutional Funds, Inc
 .  Scudder Kemper Investments, Inc.
 .  T. Rowe Price
 .  Pioneer
 .  Deutsche Bank

If you wish to make additional investments, simply contact your registered representative. And if you have any questions concerning your policy, please call our Variable Product Services at 1-800-238-9354.

Again, thank you for choosing United of Omaha Life Insurance Company. It is a pleasure to serve you.

Sincerely,

/s/ Christine Buggy

Christine Buggy
First Vice President, Marketing Support Services
United of Omaha Life Insurance Company

The following documents accompanied this letter to policyowners and are hereby incorporated by reference:

1. The semi-annual reports of The Alger American Fund, dated June 30, 2000, that were filed with the Securities and Exchange Commission (the "Commission") on August 29, 2000 (File No. 811-05550).

2. The semi-annual reports of the Federated Insurance Series, dated June 30, 2000, that were filed with the Commission on August 21, 2000 (File No. 811-08042).

3. The semi-annual reports of the Fidelity Variable Insurance Products Fund II, dated June 30, 2000, that were filed with the Commission on August 24, 2000 (File No. 811-05511).

4. The semi-annual reports of the MFS Variable Insurance Trust, dated June 30, 2000, that were filed with the Commission on August 11, 2000 (File No. 811-08326).

5. The semi-annual reports of The Universal Institutional Funds, Inc., dated June 30, 2000, that were filed with the Commission on September 1, 2000 (File No. 811-07607).

6. The semi-annual report of the Scudder Variable Life Investment Fund, dated June 30, 2000, that was filed with the Commission on August 22, 2000 (File No. 811-04257).

7. The semi-annual reports of T. Rowe Price Equity Income Portfolio, New America Growth Portfolio and T. Rowe Price Personal Strategy Balanced Portfolio, dated June 30, 2000, that were filed with the Commission on August 18, 2000 (File No. 811-07143).

8. The semi-annual report of T. Rowe Price Limited Term Bond Portfolio, dated June 30, 2000, that was filed with the Commission on August 18, 2000 (File No. 811-07153).

9. The semi-annual report of T. Rowe Price International Stock Portfolio, dated June 30, 2000, that was filed with the Commission on August 18, 2000 (File No. 811-07145).

10. The semi-annual report of Pioneer Variable Contracts Trust, dated June 30, 2000, that was filed with the Commission on August 23, 2000 (File No. 811-08786).

11. The semi-annual reports of Deutsche Asset Management, dated June 30, 2000, that were filed with the Commission on August 18, 2000 (File No. 811-07507).